COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCY [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
2015	$14,526
2016	6,809
2017	144
2018 and thereafter	-

Total	$21,479